AVIF-SUP-3 012115

Statement of Additional Information Supplement dated January 21, 2015

The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Series I and Series II shares of the Funds listed below:

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Diversified Income Fund

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Invesco V.I. Managed Volatility Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund

Effective as of the close of business on December 31, 2014, Messrs. Frank S. Bayley and Wayne W. Whalen retired as trustees of each Fund and any references to Messrs. Bayley and Whalen serving as a trustee or committee member are hereby removed as of the date set forth above.

Effective as of January 16, 2015, Invesco Australia Limited is no longer a sub-adviser to each Fund and any references in the Statements of Additional Information to Invesco Australia Limited are hereby removed.

AVIF-SUP-3 012115